UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30th, 2012 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 November 7th, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $136056



List of Other Included Managers: N/A


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
FORM 13F INFORMATION TABLE
                                                           	  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          	TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------- 		--------------- -------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of America CNV PFD L           	7.25%CNV PFD L   60505682  1488.66  1367              SOLE                 1367
New York Times cl A                 	CL A             650111107 5954.27  610068            SOLE                 610068
3M Company                          	COM              88579Y101 3441.15  37234             SOLE                 37234
American Express Co.                	COM              25816109  6991.23  122955            SOLE                 122955
Bank of America Corp                	COM              60505104  971.3    110000            SOLE                 110000
Boeing Company                      	COM              97023105  6140.19  88228             SOLE                 88228
Boston Scientific Corp              	COM              101137107 4788.65  834260            SOLE                 834260
Chesapeake Energy Corp              	COM              165167107 4181.04  221571            SOLE                 221571
Cisco Systems Inc.                  	COM              17275R102 6004.26  314441            SOLE                 314441
Corning Inc.                        	COM              219350105 5349.45  406802            SOLE                 406802
Cree Inc.                           	COM              225447101 4293.51  168340            SOLE                 168340
Dow Chemical Company                	COM              260543103 4896.26  169099            SOLE                 169099
Eli Lilly & Co.                     	COM              532457108 7022.89  148131            SOLE                 148131
Hewlett-Packard Co                  	COM              428236103 2389.34  140055            SOLE                 140055
Legg Mason Inc.                     	COM              524901105 4333.19  175575            SOLE                 175575
Live Nation, Inc.                   	COM              538034109 3356.71  389862            SOLE                 389862
Maui Land & Pineapple Co.           	COM              577345101 3108.26  1351419           SOLE                 1351419
MBIA Inc                            	COM              55262C100 933.58   92160             SOLE                 92160
Micron Technology Inc               	COM              595112103 4469.75  747449            SOLE                 747449
Paccar Inc.                         	COM              693718108 6212.79  155242            SOLE                 155242
Pfizer Inc.                         	COM              717081103 4795.39  192973            SOLE                 192973
QEP Resources, Inc.                 	COM              74733V100 2204.18  69620             SOLE                 69620
Qualcomm Inc.                       	COM              747525103 1154.7   18484             SOLE                 18484
Questar Corporation                 	COM              748356102 1621.98  79783             SOLE                 79783
Tejon Ranch Co.                     	COM              879080109 571.36   19020             SOLE                 19020
Williams Companies                  	COM              969457100 7098.16  202979            SOLE                 202979
WPX Energy Inc                      	COM              98212B103 838.41   50537             SOLE                 50537
Xerox Corporation                   	COM              984121103 5957.76  811684            SOLE                 811684
Zimmer Holdings Inc                 	COM              98956P102 3912.52  57860             SOLE                 57860
Calpine Corp.                       	COM NEW          131347304 7259.95  419650            SOLE                 419650
Sprint Nextel Corp.                 	COM SER 1        852061100 6206.25  1124321           SOLE                 1124321
Mesabi Trust                        	CTF BEN INT      590672101 3811.99  142185            SOLE                 142185
Hartford Finl Svcs Group Dep 7.25%  	DEP CONV PFD     41651570  191.96   10050             SOLE                 10050
WellsFargo Pfd Series L             	PERP PFD CNV A   949746804 715.48   578               SOLE                 578
Rowan Companies PLC (UK)            	SHS CL A         G7665A101 3390.04  100386            SOLE                 100386
